SCHEDULE OF SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 155	$ 202	$ 288	$ 318	$ 589	$ 581
Restricted Stock Awards R S A [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	763		763
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	46	25	145	51	100	146
Research and Development Expense [Member] | Restricted Stock Awards R S A [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	109	177	143	267	$ 489	$ 435
General and Administrative Expense [Member] | Restricted Stock Awards R S A [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 763		$ 763